Leases - Amounts recognized in consolidated statement of profit or loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Leases
Expense relating to short-term and low-value leases	$ 292	$ 86
Interest expense on lease liabilities	115	90
Total	$ 407	$ 176